Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Gross exposure	kr 347.5	kr 337.4
Net exposure	347.5	337.4
Corporates
Risk information
Gross exposure	221.3	221.6
Net exposure	116.9	119.5
Corporates | IT and telecom
Risk information
Gross exposure	84.6	79.6
Net exposure	13.6	13.0
Corporates | Industry
Risk information
Gross exposure	46.6	46.9
Net exposure	40.7	41.0
Corporates | Finance
Risk information
Gross exposure	23.3	27.6
Net exposure	12.8	16.6
Corporates | Commodities
Risk information
Gross exposure	21.2	24.5
Net exposure	16.6	19.0
Corporates | Consumer goods
Risk information
Gross exposure	25.1	21.8
Net exposure	23.8	20.4
Corporates | Electricity, water and gas
Risk information
Gross exposure	13.7	15.0
Net exposure	4.4	5.6
Corporates | Healthcare
Risk information
Gross exposure	4.8	3.5
Net exposure	4.6	3.2
Corporates | Energy
Risk information
Gross exposure	1.8	2.5
Net exposure	0.2	0.5
Corporates | Other
Risk information
Gross exposure	0.2	0.2
Net exposure	kr 0.2	kr 0.2